Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for non-PEO NEOs (3)	Average CAP to non-PEO NEOs (2)	Company TSR (4)	Net Loss (5)
2024	$1,092,500	$961,000	$789,458	$683,083	$(87)	$(49,510,000)
2023	$1,298,148	$764,148	$1,029,472	$597,249	$(81)	$(46,496,000)
2022	$1,343,119	$3,471,119	$1,764,902	$915,769	$(70)	$(163,747,000)
(1) Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ended December 31, 2024, 2023, and 2022. The amounts shown are found in the SCT.
(2) CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
(3) The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each year were:
•2024: Michael Salaman and Gregory Sanders
•2023: Michael Salaman and Gregory Sanders
•2022: Michael Salaman, Gregory Sanders, Jeffrey Lasher, and Paul Rutenis.

(4) Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2021. For 2024, this reflects the cumulative TSR from December 31, 2021 to December 31, 2024. For 2023, this reflects the cumulative TSR from December 31, 2021 to December 31, 2023. For 2022, this reflects the cumulative TSR from December 31, 2021 to December 31, 2022.

(5) 2024 net loss was primarily driven by goodwill impairment of $15.7 million. Please refer to our latest Annual Report on Form 10-K for additional detail on 2024 financial performance.

Named Executive Officers, Footnote	(1) Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ended December 31, 2024, 2023, and 2022. The amounts shown are found in the SCT.
Peer Group Issuers, Footnote
(4) Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2021. For 2024, this reflects the cumulative TSR from December 31, 2021 to December 31, 2024. For 2023, this reflects the cumulative TSR from December 31, 2021 to December 31, 2023. For 2022, this reflects the cumulative TSR from December 31, 2021 to December 31, 2022.

PEO Total Compensation Amount	$ 1,092,500	$ 1,298,148	$ 1,343,119
PEO Actually Paid Compensation Amount	$ 961,000	764,148	3,471,119
Adjustment To PEO Compensation, Footnote
(2) CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in SCT	$(426,000)	$(785,000)	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$338,000	$251,000	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(43,500)	$—	$2,128,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in SCT	$(213,000)	$589,900	$1,103,986
Change in fair value of awards granted during the year that remain unvested as of year-end	$169,000	$276,100	$338,100
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(26,138)	$(111,922)	$(65,246)
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(36,238)	$(6,500)	$(18,000)

Non-PEO NEO Average Total Compensation Amount	$ 789,458	1,029,472	1,764,902
Non-PEO NEO Average Compensation Actually Paid Amount	$ 683,083	597,249	915,769
Adjustment to Non-PEO NEO Compensation Footnote
(3) The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each year were:
•2024: Michael Salaman and Gregory Sanders
•2023: Michael Salaman and Gregory Sanders
•2022: Michael Salaman, Gregory Sanders, Jeffrey Lasher, and Paul Rutenis.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in SCT	$(426,000)	$(785,000)	$—
Change in fair value of awards granted during the year that remain unvested as of year-end	$338,000	$251,000	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(43,500)	$—	$2,128,000

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs	2024	2023	2022
Deduction for amounts reported under the “Stock Awards” column in SCT	$(213,000)	$589,900	$1,103,986
Change in fair value of awards granted during the year that remain unvested as of year-end	$169,000	$276,100	$338,100
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(26,138)	$(111,922)	$(65,246)
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(36,238)	$(6,500)	$(18,000)

Compensation Actually Paid vs. Total Shareholder Return	The tables below demonstrate the relationship between CAP to our NEOs and Total Shareholder Return (“TSR”), and net loss for each of 2024, 2023, and 2022.
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (87)	(81)	(70)
Net Income (Loss)	$ (49,510,000)	(46,496,000)	(163,747,000)
PEO Name	Darren Lampert
Additional 402(v) Disclosure	(5) 2024 net loss was primarily driven by goodwill impairment of $15.7 million. Please refer to our latest Annual Report on Form 10-K for additional detail on 2024 financial performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (426,000)	(785,000)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,000	251,000	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,500)	0	2,128,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,000)	589,900	1,103,986
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,000	276,100	338,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,138)	(111,922)	(65,246)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (36,238)	$ (6,500)	$ (18,000)